Goodwill and Long-Lived Assets - SRA - Goodwill Activity (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 28, 2014
Goodwill [Roll Forward]
Beginning balance	$ 783,604	$ 787,760
Sale of a portion of the Health & Civil business		(4,156)	$ (4,200)
Acquisition of Qbase Government Services Business	45,325
Ending balance	$ 828,929	$ 783,604